Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 20,373	$ 47,336
Trade accounts receivable	6,025	2,855
Prepayments and other assets	4,835	3,314
Inventories	5,009	3,528
Claims	1,442	746
Total current assets	37,684	57,779
Fixed assets
Vessels, net (Note 6)	1,781,858	712,197
Total fixed assets	1,781,858	712,197
Other non-current assets
Above market acquired charters (Note 7)	48,605	34,579
Deferred charges, net	2,771	6,001
Restricted cash (Note 8)	10,614	7,000
Prepayments and other assets	3,638	4,642
Total non-current assets	1,847,486	764,419
Total assets	1,885,170	822,198
Current liabilities
Current portion of long-term debt, net (including $10,000 and nil payable to related party as of December 31, 2021 and 2020 respectively) (Notes 5, 8)	97,879	35,810
Trade accounts payable	9,823	9,029
Due to related parties (Note 5)	2,785	3,257
Accrued liabilities (Note 10)	11,395	10,689
Deferred revenue	8,919	2,821
Total current liabilities	130,801	61,606
Long-term liabilities
Long-term debt, net (including $6,000 and nil payable to related party as of December 31, 2021 and 2020 respectively) (Notes 5, 8)	1,211,095	338,514
Derivative liabilities (Note 9)	3,167	0
Below market acquired charters (Note 7)	14,643	0
Total long-term liabilities	1,228,905	338,514
Total liabilities	1,359,706	400,120
Commitments and contingencies (Note 16)	0	0
Partners’ capital
General Partner (348,570 General partner units at December 31, 2021 and 2020) (Note 13)	10,466	8,816
Limited Partners - Common (19,776,946 units issued and 19,394,696 units outstanding at December 31, 2021 and 18,623,100 units issued and outstanding at December 31, 2020) (Note 13)	519,497	413,262
Treasury Units (382,250 units repurchased as of December 31, 2021) (Note 13) 0	(4,499)	0
Total partners’ capital	525,464	422,078
Total liabilities and partners’ capital	$ 1,885,170	$ 822,198